Note 5 - Goodwill and Intangible Assets (Details) - Intangible Assets Subject to Amortization (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 613,400	$ 613,400
Accumulated Amortization and Foreign Exchange	(21,223)	(3,796)
Net Book Value	592,177	609,604
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	458,400	458,400
Accumulated Amortization and Foreign Exchange	(14,992)	(2,290)
Net Book Value	443,408	456,110
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	155,000	155,000
Accumulated Amortization and Foreign Exchange	(6,231)	(1,506)
Net Book Value	$ 148,769	$ 153,494